Leases - Schedule of future minimum annual payments for ground leases (Details) - Ground $ in Millions	Dec. 31, 2020 USD ($)
Operating Lease, After Adopting 842
2021	$ 2.2
2022	2.3
2023	2.3
2024	2.3
2025	2.3
Thereafter	402.8
Total	$ 414.2